Operating Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Expenses [Abstract]
Research and development costs	$ 32,699,364	$ 31,955,946	$ 28,120,179